COMMITMENTS (Details) - CIK000178115 Alussa Energy Acquisition Corp						1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 27, 2020 EUR (€)	Feb. 28, 2020 USD ($)	Feb. 10, 2020 USD ($)	Dec. 05, 2019 $ / shares shares	Nov. 25, 2019 USD ($)	Feb. 28, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 03, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares
Commitments (Details) [Line Items]
Service provider fee								$ 35,000	$ 420,000
Business combination company liquidation					$ 35,000
Convertible into warrants							$ 1,500,000		1,500,000
Fees payable							550,000		$ 11.50
Transactional Support Agreement [Member]
Commitments (Details) [Line Items]
Service provider fee			$ 100,000				$ 100,000
Business combination, description			The fee payable at the closing of the Business Combination is dependent upon the timing of the closing and ranges between $975,000 and $1,950,000.				The fee payable at the closing of the Business Combination is dependent upon the timing of the closing and ranges between $975,000 and $1,950,000.
Consulting Agreement [Member]
Commitments (Details) [Line Items]
Service provider fee		$ 75,000
Business combination, description		. In addition, on March 1, 2020, the Company entered into a transactional support agreement with the same service provider, pursuant to which the Company agreed to pay the service provider a fee equal to 1% of the consideration paid by the Company for the equity of a target company, up to a maximum fee of $5,000,000, if the Company consummates a Business Combination with a target company located in certain countries, as listed in the agreement				In addition, on February 28, 2020, the Company entered into a transactional support agreement with the same service provider, pursuant to which the Company agreed to pay the service provider a fee equal to 1% of the consideration paid by the Company for the equity of a target company, up to a maximum fee of $5,000,000, if the Company consummates a Business Combination with a target company located in certain countries, as listed in the agreement.
Service provider fee						$ 75,000
Total fees						$ 225,000
Business combination (in Euro) | €	€ 250,000
Mr. Daniel Barcelo [Member]
Commitments (Details) [Line Items]
Business combination company liquidation					20,000
Mr. Nick De'Ath [Member]
Commitments (Details) [Line Items]
Business combination company liquidation					$ 5,000
Over-allotment option [Member]
Commitments (Details) [Line Items]
Additional units (in Shares) | shares				3,750,000					3,750,000
Initial Public Offering [Member]
Commitments (Details) [Line Items]
Underwriting cash price (in Dollars per share) | $ / shares				$ 10.00
Underwriters paid in cash fees									2.00%
Aggregate Price									$ 5,750,000
Underwriters fees							$ 10,062,500		$ 10,062,500
Deferred fee, percentage							3.50%		3.50%
Subscription price of warrant | $ / shares							$ 0.01		$ 0.01
Aggregate purchase price (in Shares) | shares							8,750,000		8,750,000
Private Placement [Member]
Commitments (Details) [Line Items]
Subscription price of warrant | $ / shares									$ 1.00
Aggregate purchase price (in Shares) | shares									8,750,000
Warrants
Commitments (Details) [Line Items]
Subscription price of warrant | $ / shares							$ 1.00		$ 1.00